Pension Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compensation And Retirement Disclosure [Abstract]
Interest cost	$ 4	$ 4	$ 5
Expected return on plan assets	(5)	(6)	(6)
Amortization of net loss	1
Curtailment gain			(57)
Net periodic benefit cost (income)	$ 0	$ (2)	$ (58)